Loans Receivable - Changes in Allowance for Loan Losses and Recorded Investment in Loans (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	$ 6,709	$ 6,537	$ 6,547
Charge-offs	567	1,046	1,374
Recoveries	163	118	234
Provision	500	1,100	1,130
Ending Balance	6,805	6,709	6,537
Ending Balance	6,805	6,709	6,537
Ending balance: individually evaluated for impairment	1,061	1,164
Ending balance: collectively evaluated for impairment	5,744	5,545
Loans Receivable:
Ending Balance	6,805	6,709	6,537
Ending balance: individually evaluated for impairment	1,061	1,164
Ending balance: collectively evaluated for impairment	5,744	5,545
Ending Balance	716,239	692,180
Ending balance: individually evaluated for impairment	17,022	15,904
Ending balance: collectively evaluated for impairment	699,217	676,276
Commercial [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	550	384	784
Charge-offs	19	32	187
Recoveries			25
Provision	54	21
Reallocations	(62)	177	(238)
Ending Balance	523	550	384
Ending Balance	523	550	384
Ending balance: individually evaluated for impairment	24
Ending balance: collectively evaluated for impairment	499	550
Loans Receivable:
Ending Balance	523	550	384
Ending balance: individually evaluated for impairment	24
Ending balance: collectively evaluated for impairment	499	550
Ending Balance	52,801	54,445
Ending balance: individually evaluated for impairment	24
Ending balance: collectively evaluated for impairment	52,777	54,445
Commercial Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	2,075	2,442	1,831
Charge-offs	7	163
Provision	197	85	125
Reallocations	(542)	(289)	486
Ending Balance	1,723	2,075	2,442
Ending Balance	1,723	2,075	2,442
Ending balance: individually evaluated for impairment	989	1,110
Ending balance: collectively evaluated for impairment	734	965
Loans Receivable:
Ending Balance	1,723	2,075	2,442
Ending balance: individually evaluated for impairment	989	1,110
Ending balance: collectively evaluated for impairment	734	965
Ending Balance	103,337	96,955
Ending balance: individually evaluated for impairment	14,385	13,414
Ending balance: collectively evaluated for impairment	88,952	83,541
Consumer [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	1,031	1,045	1,125
Charge-offs	477	562	478
Recoveries	138	101	160
Provision	108	40	275
Reallocations	254	407	(37)
Ending Balance	1,054	1,031	1,045
Ending Balance	1,054	1,031	1,045
Ending balance: individually evaluated for impairment	48	54
Ending balance: collectively evaluated for impairment	1,006	977
Loans Receivable:
Ending Balance	1,054	1,031	1,045
Ending balance: individually evaluated for impairment	48	54
Ending balance: collectively evaluated for impairment	1,006	977
Ending Balance	136,142	134,885
Ending balance: individually evaluated for impairment	407	327
Ending balance: collectively evaluated for impairment	135,735	134,558
Residential [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	2,541	2,115	2,573
Charge-offs	60	289	709
Recoveries	25	17	49
Provision	266	954	655
Reallocations	224	(256)	(453)
Ending Balance	2,996	2,541	2,115
Ending Balance	2,996	2,541	2,115
Ending balance: individually evaluated for impairment
Ending balance: collectively evaluated for impairment	2,996	2,541
Loans Receivable:
Ending Balance	2,996	2,541	2,115
Ending balance: individually evaluated for impairment
Ending balance: collectively evaluated for impairment	2,996	2,541
Ending Balance	423,959	405,895
Ending balance: individually evaluated for impairment	2,206	2,163
Ending balance: collectively evaluated for impairment	421,753	403,732
Unallocated [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	512	551	234
Charge-offs	4
Provision	(125)		75
Reallocations	126	(39)	242
Ending Balance	509	512	551
Ending Balance	509	512	551
Ending balance: individually evaluated for impairment
Ending balance: collectively evaluated for impairment	509	512
Loans Receivable:
Ending Balance	509	512	551
Ending balance: individually evaluated for impairment
Ending balance: collectively evaluated for impairment	509	512
Ending Balance
Ending balance: individually evaluated for impairment
Ending balance: collectively evaluated for impairment